Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bertolet Capital Trust
Entity Central Index Key	0001216907
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Pinnacle Value Fund
Shareholder Report [Line Items]
Fund Name	PINNACLE VALUE FUND
Class Name	Pinnacle Value Fund
Trading Symbol	PVFIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This Annual Shareholder Report contains important information about the Pinnacle Value Fund - PVFIX for Jan. 1, 2024 to Dec. 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.pinnaclevaluefund.com. You can also request this information by calling (877) 369-3705 X115.
Additional Information Phone Number	(877) 369-3705
Additional Information Website	www.pinnaclevaluefund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Pinnacle Value Fund	$131.00	1.24%

*Annualized

Expenses Paid, Amount	$ 131.00
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Our Fund’s NAV rose 10.7% in 2024, versus the benchmark Russell 2000 which rose 11.5%. As we’ve said in the past, our goal is to match the benchmark R2000 on the upside while outperforming it on the downside. Results were inhibited by our large cash balances.

The portfolio remains conservatively positioned with plenty of cash to take advantage of any market dislocation. We continue to search for undervalued equities with strong fundamentals and reasonable valuations that provide an adequate margin of safety.

The US small cap market, as measured by the R2000, had a volatile year. The first and third quarters were up while the second and fourth quarters were flat to down. Assumptions that inflation would continue to fall were dashed when it became clear that inflation was stickier than expected. As a result, the Fed tempered expectations of further rate cuts following a 50 basis point reduction in October followed by two 25 basis point reductions in November at December. Further rate reductions will be ”data dependent” with expectations of two reductions in 2025.

Contributors to performance outweighed detractors. Our biggest contributors included Gulf Island Fabrication, Graham Corp. and Universal Stainless & Alloy Products. Gulf Island continues to win fabrication and services awards as it scouts for accretive acquisitions. They launched a Cleaning & Environmental Services business to target the large market for the decommissioning/dismantling of dormant offshore oil rigs. Graham Corp. has carved out a profitable niche building specialized vacuum and heat transfer components for new Navy aircraft carriers and submarines. In a world full of conflicts, we suspect the Navy will keep their fleet battle ready for years to come. Finally, Universal Stainless received a cash acquisition bid from Amperam, a Luxemburg producer of stainless and specialty steel seeking to expand in the USA.

Detractors from performance include Dorian LPG, Seacor Marine and Hooker Furniture. Dorian LPG owns a fleet of specialized sea faring tankers that transport liquid petroleum gas (LPG) from major supply hubs in the Middle East and the Americas to major demand points in China and Southeast Asia. LPG has many uses including heating, cooking and manufacturing but the worldwide fleet transporting LPG has grown faster than demand leading to overcapacity and weak shipping rates and profits. Dorian remains profitable and has a strong balance sheet to survive the current squall. Seacor Marine operates a fleet of 55 offshore supply vessels that service offshore oil rigs worldwide. Seacor missed earnings expectations on softer demand in Gulf of Mexico and North Sea as well as lower utilization driven by a heavy drydocking schedule. We continue to hold our shares as we closely monitor Seacor’s balance sheet and operating fundamentals. Finally, Hooker Furniture is experiencing weak furniture demand as higher mortgage rates have dampened demand for existing and new home sales a key source of furniture demand. Fortunately, Hooker has a solid balance sheet and strong brand name.

We did slightly more buying than selling 2024. We added four new positions during the year. AerSale provides aftermarket aircraft, engines and parts to passenger and cargo airlines, leasing companies, defense contractors and original equipment manufacturers. AerSale should benefit from continued demand for increasingly affordable air travel worldwide. Ingles Markets operates 198 supermarkets in 6 southern states. Ingles sits in the heart of “retirement country” and owns the vast majority of its stores (including land) as well as a vertically integrated milk processing plant. Omegaflex makes flexible metal hose used in commercial and residential construction. The business is highly profitable but faces headwinds as higher interest rates impact end user demand. Finally, Seaboard Corp is an agricultural conglomerate with interests in pork processing, grain trading/storage, cargo shipping, sugar, alcohol and electric power generation. They also own 52% of Butterball, a leading turkey brand.

There has been no change in our fundamental outlook. We continue to believe the US stock market remains fully valued based on metrics like P/E, price to book and price to cash flow. We believe interest rates will stay higher for longer as the Fed continues to walk the fine line of containing inflation while fostering economic growth. It’s unclear how much longer high deficit spending can continue without putting additional upward pressure on interest rates. We suspect corporate profit margins are probably past peak levels as more firms are forced to absorb higher labor and material costs in order to maintain business. Consumer spending appear wobbly as credit card and auto loan delinquencies continue to rise. Finally, many firms leveraged up during the good times and have no room for error should interest rates rise. We view volatility as our friend and a chance to add positions at favorable prices when the market trades lower.

By now you should have received your yearend statement. Should you have any questions about your account or the Fund, don’t hesitate to call or write. We are positioned to invest our cash as opportunities arise and are searching diligently for such opportunities. Your portfolio manager remains a major Fund shareholder and buys shares opportunistically.

John E. Deysher

Pinnacle Value Fund

President & Portfolio Manager

745 Fifth Ave.- 500

212-725-0805

New York, NY 10151

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Pinnacle Value Fund	10.70%	10.68%	5.91%
Russell 2000 Index	11.54%	7.40%	7.82%

Net Assets	$ 36,396,290
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 335,067
Investment Company, Portfolio Turnover	21.72%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$36,396,290	41	21.72%	$335,067

Holdings [Text Block]

YTD TOP 5 Contributors (includes dividends)
1.Gulf Island Fabrication	3.0%
2. Graham Corp	1.2
3. Universal Stainless & Alloy Products	1.0
4. Daktronics	1.0
5. Bristow Group	0.9%

YTD TOP 5 Detractors (includes dividends)
1.Dorian LPG	-0.7%
2. Seacor Marine	-0.7
3. Hooker Furniture	-0.6
4. Seaboard	-0.5
5. Hurco Cos.	-0.3%

SECURITY CLASSIFICATIONS
Government Money Market Funds	36.3%
Apparel & Textiles	11.3%
Consumer Goods & Services	10.4%
Industrial Goods & Services	8.4%
Transportation	8.0%
Construction & Fabrication	7.9%
Energy	6.5%
Banks & Thrifts	4.0%
Closed End & Exchange Traded Funds	2.8%
Insurance & Real Estate	2.6%
Technology	1.8%
Total	100.0%

Largest Holdings [Text Block]

top ten positions

% net assets
1.Gulf Island Fabrication- engineering/design/fabrication	7.9%
2. Unifi- texturized nylon or polyester yarn used to produce fabrics	5.4%
3.Hurco Cos.- machine tool maker w/ worldwide distribution	5.2%
4. Culp, Inc.- fabrics for furniture & mattress coverings	5.2%
5. Weyco Group- wholesale & retail shoes	3.8%
6. Bristow Group- helicopter services to commercial/government clients	3.6%
7. Ingles Supermarkets- Southeastern retail grocery chain	3.0%
8. Seaboard- diversified global agriculture conglomerate	2.5%
9. Aersale- aviation services to commercial/government clients	2.3%
10. OP Bancorp- Korean American bank	2.2%
Total	41.1%

Updated Prospectus Phone Number	877-369-3705
Updated Prospectus Web Address	www.pinnaclevaluefund.com